Employee Benefits - Schedule of Significant Assumptions of Pension and Other Postretirement Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, discount rate	5.54%	5.70%	5.18%
Benefit obligations, rate of compensation increase	3.45%	3.51%	3.51%
Net periodic cost, discount rate	5.70%	5.18%	5.58%
Net periodic cost, expected return on plan assets	6.63%	6.73%	6.79%
Net periodic cost, rate of compensation increase	3.45%	3.51%	3.51%
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, discount rate	5.46%	5.69%	5.22%
Net periodic cost, discount rate	5.69%	5.22%	5.60%
Net periodic cost, expected return on plan assets	5.00%	5.00%	5.00%
Other Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, medical trend	7.00%	6.50%	6.75%
Net periodic cost, medical trend	6.50%	6.75%	7.00%
Other Benefits | Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, medical trend	5.00%	5.00%	5.00%
Net periodic cost, medical trend	5.00%	5.00%	5.00%